Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

21. Related Party Transactions

The Group had the following balances with related parties which have been included in the consolidated statements of financial position:

Current Assets

Dividends receivable and other amounts due from related parties

	As of December 31,
	2020	2021
Dividends receivable from associate (Note 5)	1,250	—
Other receivables	9	18
Total	1,259	18

Current Liabilities

Amounts due to related parties

	As of December 31,
	2020	2021
Ship management creditors	124	119
Amounts due to related parties	164	27

Ship management creditors’ liability comprises cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group’s management.

Amounts due to related parties of $27 as of December 31, 2021 (December 31, 2020: $164) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.

As of December 31, 2021, GasLog (being a 20% shareholder in Gastrade) has through its subsidiary GasLog LNG Services Ltd. pledged an amount of EUR962 in NBG in order for Gastrade to issue a letter of credit of EUR4,800 to GAS-fifteen Ltd. (the owner of the GasLog Chelsea) in connection with the development of the FSRU (Note 6).

The Group had the following transactions with related parties which have been included in the consolidated statements of profit or loss for the years ended December 31, 2019, 2020 and 2021:

			Statement of
	Company	Details	income account	2019	2020	2021
(a)	Egypt LNG Shipping Ltd.	Vessel management services	Revenues	(703)	(703)	(703)
(a)	Egypt LNG Shipping Ltd.	Sale of office property	Loss on disposal of non-current assets	—	572	—
(b)	Nea Dimitra Property	Office rent and utilities	General and administrative expenses	411	478	593
(b)	Nea Dimitra Property	Office rent	Financial costs/Depreciation	642	669	780
(b)	Nea Dimitra Property	Other office services	General and administrative expenses	1	1	—
(c)	Seres S.A.	Catering services	General and administrative expenses	361	268	306
(c)	Seres S.A.	Consultancy services	General and administrative expenses	55	56	65
(d)	Chartwell Management Inc.	Travel expenses	General and administrative expenses	284	23	—
(e)	Ceres Monaco S.A.M.	Professional services	General and administrative expenses	144	144	—
(e)	Ceres Monaco S.A.M.	Travel expenses	General and administrative expenses	13	1	—
(f)	The Cool Pool Limited	Pool gross revenues	Revenues	(45,253)	—	—
(f)	The Cool Pool Limited	Pool gross bunkers	Voyage expenses and commissions	7,255	—	—
(f)	The Cool Pool Limited	Pool other voyage expenses	Voyage expenses and commissions	831	—	—
(f)	The Cool Pool Limited	Adjustment for net pool allocation	Net pool allocation	4,264	—	—
(g)	Ceres Shipping Ltd.	Travel expenses	General and administrative expenses	—	1	—
(g)	Ceres Shipping Ltd.	Professional services	General and administrative expenses	10	—	—

(a)	One of the Group’s subsidiaries, GasLog LNG Services Ltd. provides vessel management services to Egypt LNG Shipping Ltd., the LNG vessel owning company, in which another subsidiary, GasLog Shipping Company Ltd., holds a 25% ownership interest. In addition, in June 2020, GasLog LNG Services Ltd. agreed to sell a low-pressure turbine to Egypt LNG Shipping Ltd. to be installed on the Methane Nile Eagle. The disposal resulted in a loss of $572 (Note 6).
(b)	Through its subsidiary GasLog LNG Services Ltd., the Group leases office space in Piraeus, Greece, from an entity controlled by Ceres Shipping, Nea Dimitra Ktimatikh kai Emporikh S.A.
(c)	GasLog LNG Services Ltd. has also entered into an agreement with Seres S.A., an entity controlled by the Livanos family, for the latter to provide catering services to the staff based in the Piraeus office. Amounts paid pursuant to the agreement are generally less than Euro 10 per person per day,but are slightly higher on special occasions. In addition, GasLog LNG Services Ltd. has entered into an agreement with Seres S.A. for the latter to provide human resources, telephone and documentation services for the staff based in Piraeus.
(d)	Chartwell Management Inc. is an entity controlled by the Livanos family which provides travel services to GasLog’s directors and officers.
(e)	GasLog entered into a consulting agreement for the services of an employee of Ceres Monaco S.A.M., an entity controlled by the Livanos family, for consultancy services in connection with the acquisition of GasLog’s shareholding in Gastrade. GasLog agreed to pay a fixed fee for work carried out between May 1, 2016 and December 31, 2017 in the sum of $100 and a consultancy arrangement fee of $12 per month up to December 31, 2020.
(f)	GasLog recognized gross revenues and total voyage expenses of $45,253 and $8,086, respectively, from the operation of its vessels in the Cool Pool during the year ended December 31, 2019. The aforementioned pool results were adjusted by a net loss of $4,264 to include the net allocation from the pool in accordance with the profit sharing terms specified in the Pool Agreement.
(g)	Ceres Shipping Ltd., an entity controlled by the Livanos family, requested reimbursement of professional expenses provided during the year.
(h)	In the year ended December 31, 2020, Ceres Shipping Enterprises S.A., an entity controlled by the Livanos family, received a fee of $1,000 for consultancy services provided in relation to the Group’s debt re-financings completed in July and August 2020. This amount is classified under Deferred loan issuance costs (i.e. contra debt) and is amortized over the duration of the respective facilities.
(i)	In the year ended December 31, 2021, Ceres Shipping Ltd., an entity controlled by the Livanos family, received a fee of $488 for consultancy services provided in relation to the refinancing of the Group's 8.875% Senior Notes. This amount is classified under Deferred financing costs in the consolidated statement of financial position and will be netted off debt on the date that the Notes will be drawn.

Compensation of key management personnel

The remuneration of directors and key management was as follows:

	For the year ended
	December 31,
	2019	2020	2021
Remuneration	7,536	8,663	4,815
Short-term benefits	172	181	79
Amortization of long-term employee benefits	—	—	537
Expense recognized in respect of share-based compensation	2,044	2,951	1,225
Total	9,752	11,795	6,656